Share Capital (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Shares Outstanding Value	$ 68,727	$ 27,948	$ 3,108	$ 3,108